Inventories - Schedule of Inventory (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Inventory [Line Items]
Inventories	SFr 435.9	SFr 395.6
Gross Carrying Amount | Shoes
Disclosure Of Inventory [Line Items]
Inventories	386.8	344.7
Gross Carrying Amount | Apparel
Disclosure Of Inventory [Line Items]
Inventories	41.9	43.5
Gross Carrying Amount | Accessories
Disclosure Of Inventory [Line Items]
Inventories	9.7	8.3
Gross Carrying Amount | Other
Disclosure Of Inventory [Line Items]
Inventories	0.2	0.2
Allowances
Disclosure Of Inventory [Line Items]
Inventories	SFr 2.8	SFr 1.1